SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Rights-to-use Lease Assets Net
2022	$ 18,302
2023	1,531
Right-to-use asset, net	$ 19,833	$ 751,422